Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42573
Entity Registrant Name	Waton Financial Limited
Entity Central Index Key	0001987363
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suites 3605-06, 36th Floor
Entity Address, Address Line Two	Tower 6, The Gateway
Entity Address, Address Line Three	Harbour City, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares
Trading Symbol	WTF
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	48,237,472
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1195
Auditor Name	UHY LLP
Auditor Location	Irvine, California
Cogency Global Inc [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Contact Personnel Name	Cogency Global Inc.
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102